TRADEMARK ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
TRADEMARK ACQUISITION

NOTE 5. TRADEMARK ACQUISITION

On May 31, 2025, the Company entered into a Trademark Acquisition Agreement with Patrick J. Rolfes and Ted Angelo, the owners of the trademark for “World Series of Pickleball”. Pursuant to the Trademark Acquisition Agreement, the Company acquired all rights to, and ownership of, the Trademark, in consideration for $25,000 in cash and warrants to purchase 50,000 shares of the Company’s common stock (with warrants to purchase 25,000 shares granted to each seller)(the “Sellers Warrants”).

The Trademark Acquisition Agreement includes customary representations and indemnification obligations of the sellers, for a transaction of the size and type, as the Trademark acquisition. As additional consideration payable to each of the sellers, we agreed that during the lifetime of each of the sellers, we would furnish them an aggregate of six (6) VIP tickets to all World Series of Pickleball events produced by or on behalf of the Company.  Such tickets are subject to all the rules and regulations, including standards of behavior, applicable to tickets generally.

The Sellers Warrants have an exercise price of $5.75 per share (the closing sales price of the Company’s common stock on the last trading day prior to the entry into the Trademark Acquisition Agreement) and a three year term and are exercisable only on a cash basis. The Sellers Warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.

The Trademark is amortized over its estimated useful life of 15 years on a straight-line basis. The estimated future amortization expense related to the Trademark as of March 31, 2026 is as follows:

Remainder of 2026	$15,414
2027	20,552
2028	20,552
2029	20,552
2030	20,552
Thereafter	193,538
Total	$291,160

NOTE 5. TRADEMARK ACQUISITION

On May 31, 2025, the Company entered into a Trademark Acquisition Agreement with Patrick J. Rolfes and Ted Angelo, the owners of the trademark for “World Series of Pickleball”. Pursuant to the Trademark Acquisition Agreement, the Company acquired all rights to, and ownership of, the Trademark, in consideration for $25,000 in cash and warrants to purchase 50,000 shares of the Company’s common stock (with warrants to purchase 25,000 shares granted to each seller)(the “Sellers Warrants”).

The Trademark Acquisition Agreement includes customary representations and indemnification obligations of the sellers, for a transaction of the size and type, as the Trademark acquisition. As additional consideration payable to each of the sellers, we agreed that during the lifetime of each of the sellers, we would furnish them an aggregate of six (6) VIP tickets to all World Series of Pickleball events produced by or on behalf of the Company.  Such tickets are subject to all the rules and regulations, including standards of behavior, applicable to tickets generally.

The Sellers Warrants have an exercise price of $5.75 per share (the closing sales price of the Company’s common stock on the last trading day prior to the entry into the Trademark Acquisition Agreement) and a three year term and are exercisable only on a cash basis. The Sellers Warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.